Compensation of key management personnel	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Compensation of key management personnel
30.	Compensation of key management personnel

The Company’s key management personnel comprise the external directors, officers and executives which included 20 individuals in 2020, 28 individuals in 2019 and 25 individuals in 2018. The remuneration of the key management personnel during the years ended December 31, 2020, 2019 and 2018 was as follows:

	2020	2019	2018
Current employee benefits1)	$6,153	$10,083	$5,953
Pension costs	115	267	268
Share-based payments	4,917	16,842	3,685
Termination benefits	319	2,919	3,651
	$11,504	$30,111	$13,557

1) Current employee benefits include salaries, bonuses, other employee benefits other than those listed in the table and director fees paid in cash.